Form N-1A Supplement	May 05, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Aptus July Deep Buffer ETF (JUDB)
(the “Fund”)
Supplement dated June 30, 2026 to the Fund’s Prospectus and Summary Prospectus dated May 5, 2026
As described in the Fund’s Summary Prospectus and Prospectus, shareholders are subject to a pre-determined upside return cap (“Cap”) from an investment in the Fund for a given period of approximately one year (the “Investment Period”).
On June 29, 2026, the previous Investment Period for the Fund ended. A new Investment Period for the fund began as of June 30, 2026 and will end on June 29, 2027. The Investment Period and Cap for each Fund is set forth below.

	Investment Period Start	Investment Period End	Buffer (before Fund fees and expenses)*	Buffer (after Fund fees and expenses)**	Cap (before Fund fees and expenses)***	Cap (after Fund fees and expenses)**
Aptus July Deep Buffer ETF	June 30, 2026	June 29, 2027	4% through 34%	4.75% through 34.75%	14.25%	13.50%
*    The Fund seeks to provide a “deep” Buffer against Underlying ETF losses between -4% and -34% over the Investment Period. The Fund does not seek to provide a Buffer against (1) the first 4% of Underlying ETF losses, and (2) Underlying ETF losses exceeding 34%.
**    For this purpose, Fund fees and expenses consist of the Fund’s total expense ratio and net options trading costs, if any.
***    The Fund’s investment strategy is designed to provide upside participation that matches the share price performance of the Underlying ETF up to a Cap, which is determined prior to the start of each Investment Period. The Cap will change from Investment Period to Investment Period. The Fund does not seek to participate in any Underlying ETF gains beyond the Cap.

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.